CONTRACT BALANCES - Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Accounts receivable	¥ 881,177	¥ 541,355
Less: allowance for doubtful accounts	(133)	(241)
Accounts receivable, net	881,044	541,114
- Current portion	879,962	536,842
- Non-current portion	1,082	4,272
Unbilled portion of accounts receivable	649,608	384,640
Movement of the allowance for doubtful accounts
Allowance made during the year	274	241
Write-off during the year	(382)
Deferred Revenue
Beginning balance, deferred revenue	73,077
Closing balance, deferred revenue	105,735	73,077
Increase	32,658
Deferred revenue expected to be recognized as revenue after one year	15,419
Revenue recognized from the opening deferred revenue balance	66,500	43,192
Accounts receivable
Accounts receivable, net
Assets pledged	¥ 520,382	¥ 365,938